Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Noncontrolling Interests Income Statement [abstract]
Revenue	¥ 850,475	¥ 857,532	¥ 751,563
Cost of goods sold	(689,094)	(669,514)	(600,073)
Gross profit	161,381	188,018	151,490
Selling, general and administrative expenses	(116,257)	(118,651)	(108,038)
Other operating income	1,739	1,642	1,906
Other operating expenses	(3,738)	(1,879)	(3,325)
Share of losses of associates and joint ventures accounted for using the equity method	(1,499)	(471)	(290)
Operating profit	41,626	68,659	41,743
Finance income	1,363	1,146	1,076
Finance costs	(3,429)	(4,235)	(1,334)
Profit for the year before income taxes	39,560	65,570	41,485
Income tax expenses	(7,351)	(20,217)	(9,918)
Net profit for the year	32,209	45,353	31,567
Net profit for the year attributable to:
Owners of the Company	24,383	38,352	27,458
Non-controlling interests	¥ 7,826	¥ 7,001	¥ 4,109
Earnings per share attributable to owners of the Company:
Basic (yen)	¥ 121.49	¥ 195.77	¥ 140.16
Diluted (yen)	¥ 121.43	¥ 195.69	¥ 140.12